Operating Leases (Details) - Schedule of supplemental cash flow information related to leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of supplemental cash flow information related to leases [Abstract]
Operating cash flows from operating leases	$ 702	$ 657